Exhibit 99.1

Santander Drive Auto Receivables Trust 2022-1

Class A-1 0.39945% Asset Backed Notes

Class A-2 1.36% Asset Backed Notes

Class A-3 1.94% Asset Backed Notes

Class B 2.36% Asset Backed Notes

Class C 2.56% Asset Backed Notes

Class D 2.92% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2022-1, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Citibank, N.A. as Indenture Trustee, dated as of February 23, 2022. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	01/01/2023
Collection Period Ending:	01/31/2023
Previous Payment Date/Close Date:	01/17/2023
Payment Date	02/15/2023
Days of Interest for Period:	29
Days in Collection Period:	31
Months Seasoned:	12

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	78,284	01/31/2022	02/23/2022	1,813,527,877.18

Total	78,284			1,813,527,877.18

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1}	1,187,127,833.99

Monthly principal amounts
{2} Payments Received										{2}	32,148,184.47
{3} Repurchased Receivables										{3}	—
{4} Defaulted Receivables										{4}	14,179,420.09
{5} Cram Down Losses and Other Principal Adjustments										{5}	(56,799.37)
{6} Other Receivables adjustments										{6}	—

{7} Total Principal distributable amount											{7}	46,270,805.19

{8} End of period aggregate Principal Balance											{8}	1,140,857,028.80

{9} Pool Factor ({8}/ Original Pool Balance)											{9}	0.629082

II. NOTE BALANCE CALCULATION

						Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Total
{10} Original Note Balance					{10}	251,080,000.00	461,000,000.00	256,330,000.00	217,630,000.00	165,040,000.00	324,620,000.00	1,675,700,000.00

{11} Beginning of period Note Balance					{11}	—	63,346,598.42	256,330,000.00	217,630,000.00	165,040,000.00	324,620,000.00	1,026,966,598.42
{12} First Allocation of Principal					{12}	—	—	—	—	—	—	—
{13} Second Allocation of Principal					{13}	—	—	—	—	—	—	—
{14} Third Allocation of Principal					{14}	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal					{15}	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal					{16}	—	—	—	—	—	—	—
{17} Regular Allocation of Principal					{17}	—	41,088,475.01	—	—	—	—	41,088,475.01
{18} Optional Purchase payment amount					{18}	—	—	—	—	—	—	—
{19} End of period Note Balance					{19}	—	22,258,123.41	256,330,000.00	217,630,000.00	165,040,000.00	324,620,000.00	985,878,123.41
{20} Note Pool Factors					{20}	—	0.048282	1.000000	1.000000	1.000000	1.000000	0.588338
{21} Principal payment per $1,000					{21}	—	89.13	—	—	—	—	24.52

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received										{22}	32,148,184.47
{23} Net Liquidation Proceeds										{23}	4,759,867.22
{24} Principal on Repurchased Receivables										{24}	57,957.91
{25} Interest on Repurchased Receivables										{25}	4,378.61
{26} Interest collected on Receivables										{26}	13,966,401.09
{27} Other amounts received										{27}	42,260.59
{28} Optional Purchase Price										{28}	—
{29} Reserve Account Excess Amount										{29}	—
{30} Reserve Account Draw Amount										{30}	—

{31} Total Available Funds											{31}	50,979,049.89

Distributions
{32} Indenture Trustee Fee										{32}	—
{33} Owner Trustee Fee										{33}	—
{34} Asset Representations Reviewer Fee										{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	2,967,819.58	—	—	2,967,819.58						{35}	2,967,819.58

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{36}	Class A-1	—	0.39945%	29	ACT/360		—			{36}	—
{37}	Class A-2	63,346,598.42	1.36%	30	30 / 360		71,792.81			{37}	71,792.81
{38}	Class A-3	256,330,000.00	1.94%	30	30 / 360		414,400.17			{38}	414,400.17

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—						{39}	—
{40}	Class A-2	—	—	—						{40}	—
{41}	Class A-3	—	—	—						{41}	—

{42} First Allocation of Principal										{42}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{43}	Class B	217,630,000.00	2.36%	30	30 / 360		428,005.67			{43}	428,005.67

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—						{44}	—

{45} Second Allocation of Principal										{45}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{46}	Class C	165,040,000.00	2.56%	30	30 / 360		352,085.33			{46}	352,085.33

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—						{47}	—

{48} Third Allocation of Principal										{48}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{49}	Class D	324,620,000.00	2.92%	30	30 / 360		789,908.67			{49}	789,908.67

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{50}	Class D	—	—	—						{50}	—

{51} Fourth Allocation of Principal										{51}	—

{52} Reserve Account deposit										{52}	—
{53} Regular Allocation of Principal										{53}	41,088,475.01
{54} Optional Purchase Amount										{54}	—
{55} Distribution to residual interest holder										{55}	4,866,562.65

{56} Total Distribution Amount											{56}	50,979,049.89

IV. RECONCILIATION OF RESERVE ACCOUNT

{57} Beginning of period Reserve Account balance	{57}	18,135,278.77
{58} Deposit to Reserve Account	{58}	—
{59} Release from Reserve Account	{59}	—

{60} End of period Reserve Account balance				{60}	18,135,278.77

{61} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)				{61}	18,135,278.77
{62} Change in Reserve Account balance from prior period				{62}	—

V. OVERCOLLATERALIZATION

{63} Targeted Overcollateralization				{63}	154,978,905.39
{i} 11.20% of the Pool Balance of the last day of the related Collection Period and			{i}	127,775,987.23
{ii} 1.50% of the Pool Balance as of the Cut-off Date			{ii}	27,202,918.16

{64} End of period Principal Balance of the Receivables			{64}	1,140,857,028.80
{65} End of period Note Balance			{65}	985,878,123.41
{66} Overcollateralization amount at the end of the Collection Period				{66}	154,978,905.39
{67} Overcollateralization % at the end of the Collection Period				{67}	13.58%

VI. STATISTICAL DATA

			Original	Previous	Current
{68} Principal Balance of the Receivables		{68}	1,813,527,877.18	1,187,127,833.99	1,140,857,028.80
{69} Weighted average coupon of the Receivables		{69}	14.60%	14.34%	14.29%
{70} Weighted average original term of the Receivables		{70}	71.15	71.24	71.25
{71} Weighted average remaining term of the Receivables		{71}	65.60	56.56	55.73
{72} Number of Receivables		{72}	78,284	57,413	55,645

VII. DELINQUENCY

			Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{73} 31-60 days		{73}	4,318	91,778,109.87	8.04%
{74} 61-90 days		{74}	1,923	42,143,922.82	3.69%
{75} 91-120 days		{75}	890	19,408,288.49	1.70%
{76} 121 + days delinquent		{76}	—	—	0.00%
{77} Total		{77}	7,131	153,330,321.18	13.44%

{78} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)				{78}	66,254,004.77
{79} Delinquency Percentage as of the End of the Collection Period				{79}	5.81%
{80} Delinquency Trigger				{80}	24.00%
{81} Delinquency Trigger Occurred				{81}	No

VIII. REPOSSESSION INVENTORY

				Units	Dollars
{82} Beginning of period Repossessed Inventory			{82}	515	12,298,026.35
{83} Vehicles Repossessed in current period			{83}	593	13,343,449.68
{84} Repossessed vehicles sold in current period			{84}	296	7,072,182.26
{85} Repossessed vehicles reinstated in current period			{85}	148	3,152,462.72
{86} Repossessed vehicle adjustment in current period			{86}	—	(22,939.08)
{87} End of period Repossessed Inventory			{87}	664	15,393,891.97

IX. CUMULATIVE NET LOSS RATIO

				Units (a)	Dollars
{88} Receivables becoming Defaulted Receivables during period			{88}	659	14,179,420.09
{89} Cram Down Losses occurring during period			{89}	64	(56,799.37)
{90} Liquidation Proceeds collected during period			{90}	1,567	4,759,867.22
{91} Net losses during period			{91}		9,362,753.50
(a) Unit count represents # of instances in period per line item

			Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{92} Current Period Net Loss Ratio		{92}	9,362,753.50	1,163,992,431.40	0.80%
{93} Prior Period Net Loss Ratio		{93}	7,234,430.67	1,211,199,274.97	0.60%
{94} Second Prior Period Net Loss Ratio		{94}	9,577,954.54	1,261,533,355.89	0.76%
{95} Third Prior Period Net Loss Ratio		{95}	8,529,808.83	1,315,399,031.94	0.65%
{96} Rolling 3 prior month average Net Loss Ratio		{96}			0.67%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{97} Cumulative Net losses since Cut-off Date (beginning of period)				{97}	65,698,047.52
{98} Net losses during period				{98}	9,362,753.50
{99} Other Adjustments				{99}	(57,957.91)
{100} Cumulative Net losses since Cut-off Date (end of period)				{100}	75,002,843.11

{101} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)				{101}	4.14%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the requirements of the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”), and (b) in order to enable compliance by affected institutional investors with certain provisions of Articles 5 and 6 of Regulation (EU) 2017/2402 of December 12, 2017, together with any guidance published and regulatory technical and implementing standards adopted in relation thereto (collectively, the “EU Due Diligence and Retention Rules”), each as in effect and applicable on the Closing Date. The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Due Diligence and Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of the EU Due Diligence and Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and those EU Due Diligence and Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and those EU Due Diligence and Retention Rules.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2022-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the current monthly distribution period. Please refer to the Form ABS-15G filed by the Securitizer on January 31, 2023 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Senior Vice President, Treasury
Date:	February 7, 2023

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: January 31, 2023

		Beginning	End of period aggregate
	End of period aggregate	Number of	Principal Balance of	Number of	Extension
Transaction Name	Principal Balance	Receivables	Extended Loans	Extended Loans	Rate (1)
SDART 2019-1	126,178,606.16	12,004	2,404,128.66	157	1.91%
SDART 2019-2	174,250,604.80	16,289	3,094,217.88	208	1.78%
SDART 2019-3	181,175,859.03	16,434	2,292,484.83	158	1.27%
SDART 2020-1	281,299,766.30	21,749	4,220,975.03	242	1.50%
SDART 2020-2	414,805,308.95	31,331	6,265,297.81	382	1.51%
SDART 2020-3	610,749,036.18	41,912	8,825,748.59	498	1.45%
SDART 2020-4	543,294,792.27	33,761	8,185,552.22	429	1.51%
SDART 2021-1	751,098,465.22	45,691	11,671,503.84	578	1.55%
SDART 2021-2	929,793,773.95	55,532	17,943,158.11	849	1.93%
SDART 2021-3	1,233,609,295.36	73,457	23,432,040.28	1,152	1.90%
SDART 2021-4	1,088,724,592.36	55,653	21,507,847.25	907	1.98%
SDART 2022-1	1,140,857,028.80	57,413	23,953,119.33	1,019	2.10%
SDART 2022-2	1,431,510,453.84	69,691	29,563,324.55	1,172	2.07%
SDART 2022-3	1,250,361,982.83	60,737	27,708,695.50	1,140	2.22%
SDART 2022-4	1,571,240,038.18	70,953	36,297,014.92	1,374	2.31%
SDART 2022-5	1,849,189,998.22	80,642	41,810,489.45	1,555	2.26%
SDART 2022-6	1,818,541,882.31	71,983	15,639,030.78	588	0.86%
SDART 2022-7	986,933,310.19	45,905	3,708,447.47	247	0.38%
SDART 2023-1	1,376,348,461.55	63,342	2,156,886.97	169	0.16%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance